Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
ElectraMeccanica Acquisition
On January 11, 2024, the Company and ElectraMeccanica entered into the Arrangement Agreement, pursuant to which the Company acquired all of the issued and outstanding common shares of ElectraMeccanica pursuant to the Plan of Arrangement under the Business Corporations Act (British Columbia).
Subject to the terms and conditions set forth in the Arrangement Agreement and the Plan of Arrangement, each ElectraMeccanica Share outstanding immediately prior to the effective time of the Arrangement (other than the shares held by ElectraMeccanica shareholders who have exercised rights of dissent in respect of the Arrangement) would be transferred to the Company in exchange for such number of shares of the Company’s Common Stock, as provided for in the Arrangement Agreement.
The Arrangement was consummated on March 26, 2024. Subject to the terms and conditions set forth in the Arrangement Agreement and the Plan of Arrangement, on March 26, 2024, each ElectraMeccanica Share outstanding immediately prior to the effective time of the Arrangement was converted automatically into the right to receive 0.0143739 of a share of our Common Stock, for total consideration of 1,766,388 shares of Common Stock. The Company’s liquidity will be supplemented by accessing ElectraMeccanica's cash balance, which was estimated to be approximately $48.0 million as of the effective date of the Arrangement.
Subsequent Events
Tyburn Sublease
On June 20, 2024, the Company entered into an agreement to sublease a portion of their Los Angeles office space, effective as of July 1, 2024, the date in which the tenant took possession of the office space. In accordance with ASC 842: Leases, the Company is accounting for the sublease as an operating lease and will recognize a monthly income of $35,000 over the lease term, which has an expiration date of January 31, 2027. There are no signs of impairment and the income derived from the sublease will be recognized on a straight-line basis over the term of the sublease.